Exploration and evaluation of oil and gas reserves (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Changes in Balances of Capitalized Costs
Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	12.31.2019	12.31.2018
Property plant and equipment
Opening Balance	4,132	4,522
Additions to capitalized costs pending determination of proved reserves	510	379
Capitalized exploratory costs charged to expense	(216)	(10)
Transfers upon recognition of proved reserves	—	(95)
Cumulative translation adjustment	(164)	(664)

Closing Balance	4,262	4,132

Intangible Assets (**)	18,919	1,980

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	23,181	6,112

(*)	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.
(**)	The signature bonuses related to the results of the 16 th ANP bidding round and Surplus Oil of Transfer of Rights Agreement are described in note 24.

Summary of Exploration Costs
Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2019	2018 Reclassified	2017 Reclassified
Exploration costs recognized in the statement of income
Geological and geophysical expenses	477	330	361
Exploration expenditures written off (includes dry wells and signature bonuses)	308	87	279
Contractual penalties	4	91	152
Other exploration expenses	10	16	8

Total expenses	799	524	800

Cash used in :
Operating activities	485	346	371
Investment activities	17,265	1,273	1,794

Total cash used	17,750	1,619	2,165

Summary of Capitalized Exploratory and Well Costs
The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):
Aging of capitalized exploratory well costs (*)

	2019	2018
Exploratory well costs capitalized for a period of one year	219	85
Exploratory well costs capitalized for a period greater than one year	4,043	4,047

Total capitalized exploratory well costs	4,262	4,132

Number of projects relating to exploratory well costs capitalized for a period greater than one year	43	49

	Capitalized costs (2019)	Number of wells
2018	54	1
2017	48	1
2016	292	4
2015	852	14
2014 and previous years	2,797	46

Exploratory well costs that have been capitalized for a period greater than one year	4,043	66

(*)	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.